Income taxes - Provision for Income Taxes (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Expected income tax expense at Canadian statutory rate	CAD 59,907	CAD 34,317
Increase (decrease) resulting from:
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(27,671)	(11,363)
Non-controlling interests share of income	24,708	13,973
Allowance for equity funds used during construction	(1,029)	(1,100)
Capital gain rate differential	(919)	(3,612)
Goodwill divestiture and permanent basis differences associated with Mountain Water condemnation	7,059	0
Non-deductible acquisition costs	18,091	1,996
Change in valuation allowance	(1,304)	2,841
Tax credits	(8,162)	(477)
Adjustment relating to prior periods	(30)	(711)
U.S. tax reform	22,390	0
Other	2,154	1,272
Income tax expense	CAD 95,194	CAD 37,136